Expenses by category (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2021 CHF (SFr) Employee Notes	Dec. 31, 2020 CHF (SFr) Employee	Dec. 31, 2019 CHF (SFr) Employee
Research and Development [Abstract]
Operating expenses	SFr 44,289	SFr 43,787	SFr 37,465
Payroll expenses	16,465	14,424	12,382
Share-based compensation	1,528	1,276	585
Total research and development expenses	SFr 62,282	SFr 59,487	SFr 50,432
Full-time equivalents in research and development | Employee	108.6	115.3	102.7
General and administrative [Abstract]
Operating expenses	SFr 7,031	SFr 7,471	SFr 6,637
Payroll expenses	8,281	8,274	7,172
Share-based compensation	2,598	2,812	2,249
Total general and administrative expenses	SFr 17,910	SFr 18,557	SFr 16,058
Full-time equivalents in general and administrative functions | Employee	27.3	26.7	24.1
Financial result, net [Abstract]
Financial income	SFr 6,485	SFr 78	SFr 303
Financial expense	(581)	(184)	(1,926)
Change in fair value of conversion feature	0	0	4,542
Exchange differences	113	(555)	(2,013)
Finance result, net	6,017	(661)	906
Convertible Note Agreement with Lilly [Member]
Financial result, net [Abstract]
Net interest expense	SFr 0	SFr 0	SFr 1,400
Number of convertible notes | Notes	2